Cover	Jul. 06, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Additional disclosure under Item 2.02 below pertaining to the Companys cash balances at April 30, 2023 and June 30, 2023.
Document Period End Date	Jul. 06, 2023
Entity File Number	001-41443
Entity Registrant Name	Netcapital Inc.
Entity Central Index Key	0001414767
Entity Tax Identification Number	87-0409951
Entity Incorporation, State or Country Code	UT
Entity Address, Address Line One	State Street Financial Center
Entity Address, Address Line Two	1 Lincoln Street
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02111
City Area Code	782
Local Phone Number	925-1700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	NCPL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false